Supplemental cash flow information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Information
Total additions to contract assets (Note 14)	R$ 5,240,528	R$ 4,759,789	R$ 3,948,158
Total additions to intangible assets (Note 15 (b))	75,400	172,961	411,285
Items not affecting cash (see breakdown below)	(1,765,391)	(1,236,081)	(1,095,786)
Total additions to intangible assets as per statement of cash flows	3,550,537	3,696,669	3,299,657
Interest capitalized in the year (Note 14 (a))	622,803	300,792	238,330
Contractors payable	414,645	218,523	142,514
Program contract commitments			4,422
Performance agreements	576,392	478,177	314,720
Right of use	42,182	140,187	28,549
Construction margin (Note 26)	109,369	98,402	85,976
Agreement with the municipality of Mauá			280,774
Total	R$ 1,765,391	R$ 1,236,081	R$ 1,095,786